UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Azzad Ethical Fund
	Schedule of Investments
	March 31, 2016 (Unaudited)

Shares		Value

COMMON STOCKS 94.43%

Air Transportation, Scheduled - 1.87%
14,966	Alaska Air Group, Inc.	$ 1,227,511

Airports, Flying Fields & Airport Terminal Services - 0.04%
169	Grupo Aeroportuario del Sureste SAB de CV	25,379

Apparel & Other Finished Products of Fabrics & Similar Material - 2.08%
12,993	Carter's, Inc.	1,369,202

Biological Products (No Diagnostic Substances) - 1.16%
21,687	Seattle Genetics, Inc. *	760,997

Computer Peripheral Equipment, NEC - 1.32%
28,283	Fortinet, Inc. *	866,308

Dairy Produts - 1.26%
20,315	The Whitewave Foods Co. *	825,602

Dental Equipment & Supplies - 1.48%
15,743	DENTSPLY International, Inc.	970,241

Drilling Oil & Gas Wells - 0.81%
9,038	Helmerich & Payne, Inc.	530,711

Electromedical & Electrotherapeutic Apparatus - 1.32%
10,874	Varian Medical Systems, Inc. *	870,137

Electronic Computers - 0.63%
3,822	Apple, Inc.	416,560

Food & Kindred Products - 1.87%
14,478	Mead Johnson Nutrition Co.	1,230,196

Hazardous Waste Management - 1.68%
8,773	Stericycle, Inc. *	1,107,065

Heavy Construction Other Than Building Const - Contractors - 0.71%
8,670	Fluor Corp.	465,579

Industrial Instruments For Measurement, Display & Control - 1.84%
4,389	Roper Industries, Inc.	802,178
10,532	Sensata Technologies Holding NV *	409,063
		1,211,241
Industrial Organic Chemicals - 3.35%
12,499	International Flavors & Fragrances, Inc.	1,422,011
1,962	NewMarket Corp.	777,462
		2,199,473
Leather & Leather Products - 0.85%
9,778	Michael Kors Holding, Ltd. *	556,955

Men's & Boys' Furnishings, Work Clothing & Applied Garments - 1.71%
12,550	Cintas Corp.	1,127,116

Miscellaneous Fabricated Metal Products - 1.30%
7,704	Parker Hannifin Corp.	855,760

Miscellaneous Food Preparation & Kindred Products - 1.22%
8,086	McCormick & Co., Inc.	804,395

Miscellaneous Transportation Equipment - 1.35%
9,024	Polaris Industries, Inc.	888,684

Mobile Homes - 0.02%
136	Cavco Industries, Inc. *	12,711

Motor Vehicle Parts & Accessories - 2.82%
7,782	Autoliv, Inc.	922,011
59,387	Gentex Corp.	931,782
		1,853,793
Motor Vehicle & Passenger Car Bodies - 1.16%
7,147	WABCO Holdings, Inc. *	764,157

Motors & Generators - 1.48%
19,407	Ametek, Inc.	969,962

Oil & Gas Field Machinery & Equipment - 0.98%
6,950	Drill-Quip, Inc. *	420,892
8,154	FMC Technologies, Inc. *	223,093
		643,985
Ophthalmic goods - 1.68%
7,189	The Cooper Companies, Inc.	1,106,890

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.77%
14,395	Align Technology, Inc. *	1,046,373
1,294	Intuitive Surgical, Inc. *	777,759
		1,824,132
Pharmaceutical Preparations - 4.01%
4,762	Alexion Pharmaceuticals, Inc. *	662,966
11,496	Alkermes, Plc. *	393,048
8,350	Biomarin Pharmaceutical, Inc. *	688,708
5,170	Perrigo Co.	661,398
646	Regeneron Pharmaceuticals, Inc. *	232,844
		2,638,964
Pumps & Pumping Equipment - 0.62%
4,883	IDEX Corp.	404,703

Retail-Apparel & Accessory Stores - 1.30%
30,232	Hanesbrands, Inc.	856,775

Retail-Auto & Home Supply Stores - 2.16%
1,786	AutoZone, Inc. *	1,422,888

Retail-Building Materials, Hardware, Garden Supply - 1.65%
12,020	Tractor Supply Co.	1,087,329

Retail-Family Clothing Stores - 1.46%
16,606	Ross Stores, Inc.	961,487

Retail-Home Furniture, Furnishings & Equipment Stores - 1.01%
13,377	Bed Bath & Beyond, Inc. *	664,034

Retail-Jewelry Stores - 1.06%
9,530	Tiffany & Co.	699,311

Retail-Shoe Stores - 1.80%
18,367	Footlocker, Inc.	1,184,672

Retail-Variety Stores - 2.17%
16,701	Dollar General Corp.	1,429,606

Semiconductors & Related Devices - 6.51%
13,622	IPG Photonics Corp. *	1,308,802
26,380	Maxim Integrated Products, Inc.	970,256
19,266	Microchip Technology, Inc.	928,621
13,771	Skyworks Solution, Inc.	1,072,761
		4,280,440
Services-Business Services, NEC - 2.20%
16,105	Akamai Technologies, Inc. *	894,955
429	Priceline.com, Inc. *	552,964
		1,447,919
Services-Commercial Physical & Biological Research - 1.02%
9,257	Incyte Corp. *	670,855

Services-Computer Integrated Systems - 1.84%
14,298	Jack Henry & Associates, Inc.	1,209,182

Services-Computer Processing & Data Preparation - 1.90%
11,101	DST Systems, Inc.	1,251,860

Services-Computer Programming & Data Preparation - 1.85%
10,956	Aspen Technology, Inc. *	395,840
9,270	VeriSign, Inc. *	820,766
		1,216,606
Services-Computer Programming, Data Processing, Etc. - 3.34%
6,882	IHS, Inc. *	854,469
6,242	LinkedIn Corp., Class-A *	713,773
8,462	Red Hat, Inc. *	630,504
		2,198,746
Services-Consumer Credit Report - 2.04%
11,758	Equifax, Inc.	1,343,822

Services-Help Supply Services - 1.47%
20,805	Robert Half International, Inc.	969,097

Services-Hospitals - 1.41%
14,320	Mednax, Inc. *	925,358

Services-Management Services - 0.93%
6,817	Gartner, Inc. *	609,099

Services-Prepackaged Software - 4.46%
55,850	Cadence Design Systems, Inc. *	1,316,943
8,279	Electronic Arts, Inc. *	547,325
13,604	Splunk, Inc. *	665,644
21,788	Symantec Corp.	400,463
		2,930,375
Surgical & Medical Instruments & Apparatus - 1.27%
5,323	Teleflex, Inc.	835,764

Trucking (No Local) - 1.64%
15,442	Old Dominion Freight Line, Inc. *	1,075,072

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 1.75%
13,312	AmerisourceBergen Corp.	1,152,154

Wholesale-Groceries, General Line - 0.95%
15,441	United Natural Foods, Inc. *	622,272

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.80%
6,870	Henry Schein, Inc. *	1,185,968

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 2.00%
41,274	LKQ Corp. *	1,317,879

TOTAL FOR COMMON STOCKS (Cost $55,424,733) - 94.43%		$ 62,076,979

REAL ESTATE INVESTMENT TRUSTS 1.93%
1,073	AvalonBay Communities, Inc.	204,085
708	CatchMark Timber Trust, Inc.	7,668
368	CubeSmart	12,254
528	Equinix, Inc.	174,615
1,048	Federal Realty Investment Trust	163,540
2,680	Post Properties, Inc.	160,103
395	PS Business Parks, Inc.	39,701
1,488	Public Storage	410,435
816	Sovran Self Storage, Inc.	96,247
		1,268,648

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,154,866) - 1.93%		$ 1,268,648

TOTAL INVESTMENTS (Cost $54,234,529) ** - 96.36%		$ 63,345,627

OTHER ASSETS LESS LIABILITIES - 3.64%		2,389,893

NET ASSETS - 100.00%		$ 65,735,520

* Non-income producing securities during the period.

** At March 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $54,234,529 amounted to $6,766,028, which consisted of aggregate gross unrealized appreciation of $11,123,002 and aggregate gross unrealized depreciation of $4,356,974.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Fund
1. SECURITY TRANSACTIONS

At March 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $54,234,529 amounted to $6,766,028, which consisted of aggregate gross unrealized appreciation of $11,123,002 and aggregate gross unrealized depreciation of $4,356,974.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$ 62,076,979	$0	$0	$62,076,979
Real Estate Investment Trust		$ 1,268,648	$0	$0	$1,268,648
Total		$ 63,345,627	$0	$0	$63,345,627

	Azzad Wise Capital Fund
	Schedule of Investments
	March 31, 2015

Shares		Value

COMMON STOCKS - 8.03%

Beverages - 0.49%
2,062	PepsiCo, Inc.	$ 211,314
4,889	The Coca-Cola Co.	226,801
		438,115
Commercial Bank Non-US - 0.65%
370,461	Kuwait Finance House (Kuwait) *	587,593

Construction, Mining & Materials Handling Machinery & Equipment - 0.28%
3,881	Dover Corp.	249,665

Converted Paper & Paperboard Products - 0.27%
1,782	Kimberly-Clark Corp.	239,697

Cutlery, Handtools & General Hardware - 0.26%
2,214	Stanley Black & Decker, Inc.	232,935

Electronic & Other Electrical Equipment - 0.26%
4,277	Emerson Electric Co.	232,583

Fats & Oils - 0.24%
5,868	Archer-Daniels-Midland Co.	213,067

General Industrial Machinery & Equipment - 0.26%
2,254	Illinois tool Works, Inc.	230,900

Household Furniture - 0.29%
5,301	Leggett & Platt, Inc.	256,568

Industrial Inorganic Chemicals - 0.29%
1,820	Air Products & Chemicals, Inc.	262,171

Men's & Boys Furnishings - 0.53%
2,567	Cintas Corp.	230,542
2,851	V.F. Corp.	249,391
		479,933
Miscellaneous Food Preparations & Kindred Products - 0.26%
2,378	McCormick & Co., Inc.	236,563

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.25%
1,986	PPG Industries, Inc.	221,419

Perfumes, Cosmetics & Other Toilet Preparations - 0.24%
3,041	Colgate-Palmolive Co.	214,847

Pharmaceutical Preparations - 0.50%
5,696	Abbott Laboratories	238,264
1,993	Johnson & Johnson	215,643
		453,907
Retail-Building Materials, Hardware, Garden Supply - 0.26%
835	The Sherwin-Williams Co.	237,699

Retail-Drug Stores & Proprietary Store - 0.26%
2,787	Walgreen Co.	234,777

Retail-Lumber & Other Building Materials - 0.27%
3,161	Lowe's Companies, Inc.	239,446

Services-Computer Processing & Data Preparation - 0.24%
2,440	Automatic Data Processing, Inc.	218,892

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.46%
1,768	Ecolab, Inc.	197,167
2,682	The Procter & Gamble Co.	220,755
		417,922
Specialty Cleaning, Polishing & Sanita - 0.24%
1,720	The Clorox Co.	216,823

Surgical & Medical Instruments & Apparatus - 0.49%
1,350	3M Co.	224,951
1,048	C.R. Bard, Inc.	212,398
		437,349
Wholesale-Motor Vehicle Supplies & New Parts - 0.26%
2,324	Genuine Parts Co.	230,913

Wholesale-Drugs Proprietaries & Druggist - 0.21%
2,346	Cardinal Health, Inc.	192,255

Wholesale-Durable Goods - 0.27%
1,047	W.W. Grainger, Inc.	244,401

TOTAL FOR COMMON STOCKS (Cost $5,922,182) - 8.03%		7,220,440

REAL ESTATE INVESTMENT TRUSTS - 1.12%
1,540	Avalonbay Communities, Inc.	$ 292,908
1,912	Federal Realty Investment Trust	298,367
1,496	Public Storage	412,642
		1,003,917

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $928,994) - 1.12%		1,003,917

SUKUKS - 58.15%
3,150,000	ADCB Islamic Finance, 4.071%, 11/22/2016 (Cayman Islands)	3,200,646
300,000	ADIB Capital Sukuk, 6.375%, 10/16/2018 (United Arab Emirates) **	315,450
1,300,000	AHB Sukuk Co., 3.267%, 10/08/2018 (Cayman Islands)	1,326,988
1,600,000	Al Shindagha Sukuk, Ltd., 3.776%, 11/26/2019 (Cayman Islands)	1,608,080
1,200,000	Axiata Spv2 Bhd Series 2, 3.466%, 11/19/2020	1,225,573
2,400,000	BSF Sukuk Ltd., 2.947%, 5/22/2017 (Cayman Islands)	2,424,612
1,000,000	Dewa Sukuk 2013 Ltd., 3.00%, 3/05/2018 (Cayman Islands)	1,016,710
500,000	Dib Tier 1 Sukuk Ltd., 6.25%, 3/29/2049 (Cayman Islands) **	520,260
1,700,000	DP World, Ltd., Series REGS, 6.25%, 7/02/2017 (Cayman Islands)	1,781,600
2,400,000	DIP Sukuk, Ltd. Series REGS 4.291%, 2/20/2019 (Cayman Islands)	2,416,152
1,900,000	EIB Sukuk, Ltd. 4.147%, 1/11/2018 (United Arab Emirates)	1,956,544
2,400,000	EIB Sukuk, Ltd. 4.718%, 1/18/2017 (United Arab Emirates)	2,453,640
1,575,000	Emaar Sukuk, Ltd. 8.50%, 8/3/2016 (Cayman Islands)	1,604,531
500,000	EMG Sukuk, Ltd. 4.564%, 6/18/2024 (Cayman Islands)	517,500
331,590	Emirat Medjool Ltd., 3.875%, 3/19/2023 (Cayman Islands)	335,072
3,000,000	FGB Sukuk Co., Ltd., 3.797%, 8/2/2016 (Cayman Islands)	3,029,700
1,150,000	FGB Sukuk Co., Ltd., 4.046%, 1/18/2017 (Cayman Islands)	1,169,291
500,000	Hazine Mustesarligi Series REGS, 4.557%, 10/10/2018 (Turkey)	516,945
3,300,000	HBME Sukuk Co., Ltd., 3.575%, 6/02/2016 (Cayman Islands)	3,315,972
300,000	IDB Trust Services, Ltd., 1.535%, 6/04/2018 (Jersey)	302,040
1,300,000	IDB Trust Services, Ltd., 1.8125%, 3/06/2019 (Jersey)	1,314,950
1,500,000	IDB Trust Services, Ltd., 2.35%, 5/25/2016 (Jersey)	1,505,850
2,730,000	MAF Sukuk, Ltd., 5.85%, 2/07/2017 (Cayman Islands)	2,817,797
2,170,000	Malaysia Government of Series REGS, 2.991%, 7/06/2016 (Malaysia)	2,179,982
2,500,000	Ooredoo Tamweel Ltd., 3.039%, 12/03/2018 (Cayman Islands)	2,550,312
1,000,000	Pakistan Series REGS, 6.75%, 12/03/2019 (Pakistan)	1,048,142
1,200,000	Perusahaan Pener Indois Sukuk, 3.30%, 11/21/2022 (Indonesia)	1,170,000
1,900,000	Perusahaan Pener Indois Sukuk, 4.00%, 11/21/2018 (Indonesia)	1,976,000
500,000	Perusahaan Pener SBSN Indois Sukuk III, 4.35%, 9/10/2024 (Indonesia)	500,000
2,400,000	QIIB Sukuk, 2.688%, 10/18/2017 (Qatar)	2,413,584
1,700,000	Sukuk Funding No. 3 Ltd., 4.348%, 12/03/2018 (Cayman Islands)	1,766,550
500,000	TF Varlik Kiralama Sukuk, 3.95%, 5/02/2018 (Turkey)	500,438
750,000	Zar Sovereign Capital Fund Ltd., 3.903%, 6/24/2020 (South Africa)	741,840
750,000	Zar Sovereign Capital Fund Property Ltd., 3.903%, 6/24/2020 (South Africa)	744,766

TOTAL FOR SUKUKS (Cost $53,140,338) - 58.15%		52,267,517

BANK DEPOSITS - 22.44%
2,000,000	Arab Banking Corp., NY Branch, 1.25%, 10/17/2016 (Bahrain)	2,000,000
1,003,152	Arab Banking Corp., NY Branch, 1.45%, 12/14/2016 (Bahrain)	1,003,152
1,005,729	Arab Banking Corp., NY Branch, 1.45%, 1/25/2017 (Bahrain)	1,005,729
1,225,032	Kuveyt Turk Participation Bank, 1.406%, 4/05/2016 (Turkey)	1,225,032
690,573	Kuveyt Turk Participation Bank, 1.41%, 5/15/2016 (Turkey)	690,573
1,124,760	Kuveyt Turk Participation Bank, 1.43%, 6/20/2016 (Turkey)	1,124,760
2,024,639	Kuveyt Turk Participation Bank, 1.638%, 3/15/2017 (Turkey)	2,024,639
1,000,949	Mashreq Islamic Bank, 0.50%, 5/03/2016	1,000,949
1,003,348	MayBank Islamic Bank, 0.80%, 7/25/2016 (Malaysia)	1,003,348
1,000,000	MayBank Islamic Bank, 0.80%, 05/05/2016 (Malaysia)	1,000,000
2,000,000	MayBank Islamic Bank, 1.00%, 08/19/2016 (Malaysia)	2,000,000
2,000,000	Turkiye Finans Bank, 1.93%, 6/27/2016 (Turkey)	2,000,000
1,999,955	Turkiye Finans Bank, 1.93%, 6/6/2016 (Turkey)	1,999,955
1,999,955	Turkiye Finans Bank, 2.01%, 3/31/2017 (Turkey)	1,999,955
89,244	Turkiye Finans Bank, Current Account (Turkey)	89,244

TOTAL FOR BANK DEPOSITS (Cost $20,167,336) 22.44%		20,167,336

TRADE FINANCE - 0.84%
26,398	Pak-Arab Refinery ITFC 4.90%, 11/7/2016	26,398
27,653	Pak-Arab Refinery ITFC 4.165%, 11/14/2016	27,653
19,329	Pak-Arab Refinery ITFC 4.165%, 1/29/2017	19,329
15,518	Pak-Arab Refinery ITFC 4.165%, 2/6/2017	15,518
15,680	Pak-Arab Refinery ITFC 4.165%, 2/3/2017	15,680
15,511	Pak-Arab Refinery ITFC 4.165%, 2/17/2017	15,511
14,272	Pak-Arab Refinery ITFC 4.165%, 2/27/2017	14,272
17,484	Pak-Arab Refinery ITFC 4.165%, 8/09/2016	17,484
15,258	Pak-Arab Refinery ITFC 4.165%, 3/17/2017	15,258
17,402	Pak-Arab Refinery ITFC 4.165%, 3/16/2017	17,402
17,519	Pak-Arab Refinery ITFC 4.165%, 3/24/2017	17,519
27,810	Pak-Arab Refinery ITFC 4.165%, 11/21/2016	27,810
26,690	Pak-Arab Refinery ITFC 4.165%, 12/1/2016	26,690
24,354	Pak-Arab Refinery ITFC 4.165%, 12/9/2016	24,354
24,269	Pak-Arab Refinery ITFC 4.165%, 12/19/2016	24,269
20,452	Pak-Arab Refinery ITFC 4.165%, 12/29/2016	20,452
20,073	Pak-Arab Refinery ITFC 4.165%, 1/9/2017	20,073
20,708	Pak-Arab Refinery ITFC 4.165%, 1/17/2017	20,708
20,076	Pak-Arab Refinery ITFC 4.165%, 1/23/2017	20,076
189,215	PT Angel ITFC 3.825%, 8/22/2017	189,121
60,415	Tiryaki ITFC 3.428603%, 3/30/2016	60,264
19,368	Tiryaki ITFC 3.71%, 7/4/2016	19,320
27,414	Tiryaki ITFC 3.71%, 7/18/2016	27,346
55,497	Tiryaki ITFC 3.71%, 8/3/2016	55,358
15,367	Tiryaki ITFC 3.71%, 8/23/2016	15,329

TOTAL TRADE FINANCE (Cost $753,733) - 0.84%		753,194

SHORT TERM INVESTMENTS - 1.58%
2,310	Albaraka Turk Participation Bank Current Account (Turkey)	2,310
742,565	Albaraka Turk Participation Bank, 1.42%, 8/29/2016 (Turkey)	742,565
678,711	Albaraka Turk Participation Bank, 1.46%, 8/15/2016 (Turkey)	678,711

TOTAL SHORT-TERM INVESTMENTS (Cost $1,423,586) - 1.58%		1,423,586

TOTAL FOR INVESTMENTS (Cost $82,336,171) *** - 92.15%		82,835,990

OTHER ASSETS LESS LIABILITIES - 7.85%		7,053,771

NET ASSETS - 100.00%		$ 89,889,761

* Non-income producing securities during the period.
** Variable rate security; the savings account rate shown represents the yield at March 31, 2016.

*** At March 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $82,336,171 amounted to $1,535,112, which consisted of aggregate gross unrealized appreciation of $1,919,210 and aggregate gross unrealized depreciation of $384,098.

NOTES TO FINANCIAL STATEMENTS
Azzad Wise Capital Fund
1. SECURITY TRANSACTIONS

At March 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $82,336,171 amounted to $1,535,112, which consisted of aggregate gross unrealized appreciation of $1,919,210 and aggregate gross unrealized depreciation of $384,098.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$7,220,440	$0	$0	$7,220,440
Real Estate Investment Trusts		$1,003,917	$0	$0	$1,003,917
Sukuks		$0	$52,267,517	$0	$52,267,517
Trade Finance		$0	$753,194	$0	$753,194
Bank Deposits		$0	$20,167,336	$0	$20,167,336
Cash Equivalents		$1,423,586	$0	$0	$1,423,586
Total		$9,647,943	$73,188,047	$0	$82,835,990

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date May 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date May 13, 2016